Basic and Diluted Earnings (Loss) Per Share - Schedule of Computations for Basic and Fully Diluted Loss Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
NET LOSS PER SHARE
Loss to common shareholders (Numerator)	$ (367,618)	$ (88,678)	$ (996,344)	$ (1,387,571)
Loss to common shareholders, Weighted Average Shares (Denominator)	44,067,195	28,148,074	28,213,675	24,979,067
Loss to common shareholders, Per Share Amount	$ (0.01)	$ 0.00	$ (0.04)	$ (0.06)